Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	$ 210.8	$ 293.1	$ 238.0
Additions	4.9	12.0	117.0
Interest Additions	2.0	1.7
Disposals	(40.8)	(102.2)	(40.5)
Re-measurement			(9.0)
Reversals		(10.4)
Market value	(13.3)	27.5	0.3
Guarantee amortization	(6.8)	(10.9)	(12.7)
Ending balance	156.8	210.8	293.1
Financial guarantee [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	22.7	40.1	61.8
Additions	1.2	0.1
Disposals		(6.6)
Re-measurement			(9.0)
Guarantee amortization	(6.8)	(10.9)	(12.7)
Ending balance	17.1	22.7	40.1
Financial guarantee of residual value [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	122.2	94.7	94.4
Market value	(13.3)	27.5	0.3
Ending balance	108.9	122.2	94.7
Accounts payable [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	65.9	57.4	81.8
Additions	3.7	11.9	3.0
Interest Additions	2.0	1.7
Disposals	(40.8)	(95.6)	(40.5)
Reclassifications		90.5	13.1
Ending balance	$ 30.8	65.9	57.4
Additional provision [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance		100.9
Additions			114.0
Reversals		(10.4)
Reclassifications		$ (90.5)	(13.1)
Ending balance			$ 100.9